Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000069523 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[1]
C000069523 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[1]
C000069523 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
C000069523 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
C000069523 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
C000069523 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000069523 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000069523 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000069523 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000069523 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000069523 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000069523 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000069523 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000069523 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069523 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000069523 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000069523 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069523 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000069523 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000069523 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069524 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[2]
C000069524 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[2]
C000069524 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[2]
C000069524 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
C000069524 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[2]
C000069524 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000069524 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000069524 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000069524 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000069524 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000069524 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000069524 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000069524 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000069524 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069524 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000069524 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000069524 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069524 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000069524 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000069524 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069525 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[3]
C000069525 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[3]
C000069525 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[3]
C000069525 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[3]
C000069525 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[3]
C000069525 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000069525 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000069525 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000069525 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000069525 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000069525 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000069525 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000069525 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000069525 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069525 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000069525 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000069525 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069525 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000069525 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000069525 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127666 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[4]
C000127666 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[4]
C000127666 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[4]
C000127666 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[4]
C000127666 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[4]
C000127666 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000127666 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000127666 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000127666 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000127666 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000127666 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000127666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000127666 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000127666 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127666 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000127666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000127666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000127666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000127666 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000108 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[5]
C000000108 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[5]
C000000108 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[5]
C000000108 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[5]
C000000108 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[5]
C000000108 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000000108 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000000108 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000000108 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000000108 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000000108 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000108 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000108 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000108 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000108 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000000108 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000108 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000108 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000000108 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000000108 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.